Note 13 - Guarantees and Indemnifications (Details Textual) - AUD ($)	Dec. 31, 2020	Dec. 31, 2019
Loss Contingency Accrual, Ending Balance	$ 0	$ 0
Indemnities [Member]
Loss Contingency Accrual, Ending Balance	$ 0	$ 0